UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/19

Item 1. Reports to Stockholders.

Annual Report to Shareholders	August 31, 2019
Institutional Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$2.4 billion
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	652.2 million
Invesco Treasury[2]	11 - 44 days	18 days	114 days	18.7 billion
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	30.0 billion
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	1.0 billion
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	161.0 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Institutional Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense absorbed	Ratio of expenses to average net assets without fee waivers and/or expense absorbed	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0237	$ 0.0000	$0.0237	$(0.0237)	$ -	$(0.0237)	$1.0004	2.39%	$ 2,444,253	0.18% (c)	0.22% (c)	2.37% (c)
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	(0.0160)	1.0004	1.63	2,343,453	0.18	0.23	1.73
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18	0.26	0.51
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.33	10,421,616	0.15	0.18	0.34
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	15,974,126	0.14	0.17	0.08
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	(0.0227)	1.0001	2.29	652,151	0.18 (c)	0.25 (c)	2.26 (c)
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	(0.0152)	1.0001	1.54	524,792	0.18	0.27	1.55
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	-	(0.0069)	1.0000	0.70	423,931	0.18	0.27	0.62
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	1,607,867	0.14	0.20	0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	1,764,662	0.07	0.19	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.20	18,717,318	0.18 (c)	0.21 (c)	2.18 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.37	20,231,906	0.18	0.20	1.37
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.52	22,803,973	0.18	0.20	0.52
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	19,868,465	0.14	0.18	0.17
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	7,850,084	0.06	0.17	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.22	30,003,319	0.16 (c)	0.16 (c)	2.20 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.38	22,329,969	0.15	0.15	1.35
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	27,691,416	0.15	0.15	0.58
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.19	10,716,760	0.14	0.15	0.19
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	4,219,860	0.08	0.13	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.18	1,045,046	0.18 (c)	0.21 (c)	2.15 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	1,280,336	0.18	0.21	1.34
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,306,370	0.18	0.22	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	121,149	0.12	0.36	0.13
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	105,550	0.00	0.33	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.39	161,039	0.20 (c)	0.35 (c)	1.38 (c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.01	127,662	0.20	0.38	1.01
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	110,817	0.20	0.37	0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	450,792	0.10	0.31	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	456,027	0.03	0.31	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $2,299,287, $532,055, $20,129,549, $22,413,555, $1,168,407 and $132,443 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase (decrease) in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Institutional Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Institutional Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,012.20	$0.91	$1,024.30	$0.92	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,011.70	0.91	1,024.30	0.92	0.18
Invesco Treasury Portfolio	1,000.00	1,011.30	0.91	1,024.30	0.92	0.18
Invesco Government & Agency Portfolio	1,000.00	1,011.40	0.81	1,024.40	0.82	0.16
Invesco Treasury Obligations Portfolio	1,000.00	1,011.10	0.91	1,024.30	0.92	0.18
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,007.00	1.01	1,024.20	1.02	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-1

Annual Report to Shareholders	August 31, 2019
Corporate Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Dear Shareholders:
Andrew Schlossberg
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Corporate Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$326.7 thousand
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	20.9 thousand
Invesco Treasury[2]	11 - 44 days	18 days	114 days	429.1 million
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	40.3 million
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	10.4 thousand
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	10.2 thousand
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Corporate Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0234	$(0.0000)	$0.0234	$(0.0234)	$ -	$(0.0234)	$1.0004	2.36%	$ 327	0.21% (c)	0.25% (c)	2.34% (c)
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	(0.0157)	1.0004	1.60	1,926	0.21	0.26	1.70
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21	0.29	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.30	169,660	0.18	0.21	0.31
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	1,054,301	0.17	0.20	0.05
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	(0.0224)	1.0001	2.26	21	0.21 (c)	0.28 (c)	2.23 (c)
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	(0.0149)	1.0001	1.51	20	0.21	0.30	1.52
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	-	(0.0066)	1.0000	0.66	20	0.21	0.30	0.59
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.24	9	0.17	0.23	0.23
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	77,043	0.07	0.22	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.17	429,129	0.21 (c)	0.24 (c)	2.15 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	467,373	0.21	0.23	1.34
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.49	607,827	0.21	0.23	0.49
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.14	1,173,253	0.17	0.21	0.14
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	1,770,653	0.06	0.20	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.19	40,349	0.19 (c)	0.19 (c)	2.17 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	146,277	0.18	0.18	1.32
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.53	324,437	0.18	0.18	0.55
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.17	316,444	0.16	0.18	0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	631,189	0.08	0.16	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	10	0.21 (c)	0.24 (c)	2.12 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.31	10	0.21	0.24	1.31
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.21	0.25	0.45
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.11	2,948	0.14	0.39	0.11
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	28,019	0.00	0.36	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.35	10	0.23 (c)	0.38 (c)	1.35 (c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.97	10	0.23	0.41	0.98
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	0	0.23	0.40	0.53
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	32	0.10	0.34	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	26,479	0.03	0.34	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,045, $21, $380,609, $81,242, $10 and $11 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase (decrease) in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Corporate Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Corporate Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,012.00	$ 1.06	$ 1,024.15	$ 1.07	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,011.50	1.06	1,024.15	1.07	0.21
Invesco Treasury Portfolio	1,000.00	1,011.10	1.06	1,024.15	1.07	0.21
Invesco Government & Agency Portfolio	1,000.00	1,011.30	0.96	1,024.25	0.97	0.19
Invesco Treasury Obligations Portfolio	1,000.00	1,011.00	1.06	1,024.15	1.07	0.21
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.80	1.16	1,024.05	1.17	0.23

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-2

Annual Report to Shareholders	August 31, 2019
Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Cash Management Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$9.3 million
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	600.1 thousand
Invesco Treasury[2]	11 - 44 days	18 days	114 days	396.7 million
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	365.0 million
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	1.9 million
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	27.3 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Cash Management Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0229	$(0.0000)	$0.0229	$(0.0229)	$ -	$(0.0229)	$1.0004	2.31%	$ 9,288	0.26% (c)	0.30% (c)	2.29% (c)
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	(0.0152)	1.0004	1.55	6,181	0.26	0.31	1.65
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26	0.34	0.43
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.25	250,643	0.23	0.28	0.26
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	458,001	0.20	0.27	0.02
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	(0.0219)	1.0001	2.21	600	0.26 (c)	0.33 (c)	2.18 (c)
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	(0.0144)	1.0001	1.46	779	0.26	0.35	1.47
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	-	(0.0061)	1.0000	0.62	1,148	0.26	0.35	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	167,872	0.19	0.30	0.21
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	483,595	0.07	0.29	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.12	396,685	0.26 (c)	0.29 (c)	2.10 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	446,756	0.26	0.28	1.29
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.44	479,400	0.26	0.28	0.44
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	403,424	0.19	0.28	0.12
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	5,304,331	0.06	0.27	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	365,003	0.24 (c)	0.24 (c)	2.12 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.30	333,349	0.23	0.23	1.27
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.48	169,027	0.23	0.23	0.50
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	150,104	0.18	0.24	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	222,853	0.08	0.23	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.10	1,894	0.26 (c)	0.29 (c)	2.07 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.27	3,165	0.26	0.29	1.26
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	1,618	0.24	0.30	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	31,390	0.16	0.46	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	45,026	0.00	0.43	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.31	27,298	0.28 (c)	0.43 (c)	1.30 (c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	31,885	0.28	0.46	0.93
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.49	27,616	0.28	0.45	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	30,671	0.13	0.41	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	51,018	0.03	0.41	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10,711, $661, $405,556, $361,569, $2,043 and $30,399 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*

Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Cash Management Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Cash Management Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$ 1,011.80	$1.32	$1,023.89	$1.33	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,011.30	1.32	1,023.89	1.33	0.26
Invesco Treasury Portfolio	1,000.00	1,010.80	1.32	1,023.89	1.33	0.26
Invesco Government & Agency Portfolio	1,000.00	1,011.00	1.22	1,024.00	1.22	0.24
Invesco Treasury Obligations Portfolio	1,000.00	1,010.70	1.32	1,023.89	1.33	0.26
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.60	1.42	1,023.79	1.43	0.28

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-3

Annual Report to Shareholders	August 31, 2019
Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Dear Shareholders:
Andrew Schlossberg
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$362.7 thousand
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	123.3 thousand
Invesco Treasury[2]	11 - 44 days	18 days	114 days	632.6 million
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	180.6 million
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	133.6 thousand
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	1.1 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0217	$ 0.0000	$0.0217	$(0.0217)	$ -	$(0.0217)	$1.0004	2.19%	$ 363	0.38% (c)	0.42% (c)	2.17% (c)
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	(0.0140)	1.0004	1.43	996	0.38	0.43	1.53
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38	0.46	0.31
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	7,248	0.32	0.38	0.17
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	72,686	0.21	0.37	0.01
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	(0.0211)	1.0001	2.13	123	0.34 (c)	0.41 (c)	2.10 (c)
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	(0.0136)	1.0001	1.38	186	0.34	0.43	1.39
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	-	(0.0054)	1.0000	0.54	184	0.34	0.43	0.46
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	16,866	0.25	0.40	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	19,710	0.07	0.39	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	2.04	632,598	0.34 (c)	0.37 (c)	2.02 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.21	525,418	0.34	0.36	1.21
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.36	476,818	0.33	0.36	0.37
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	482,931	0.24	0.37	0.07
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	324,480	0.06	0.37	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.06	180,617	0.32 (c)	0.32 (c)	2.04 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.22	232,293	0.31	0.31	1.19
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	342,143	0.31	0.31	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	95,689	0.23	0.34	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	97,907	0.08	0.33	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.01	134	0.34 (c)	0.37 (c)	1.99 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.19	95	0.34	0.37	1.18
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.32	94	0.30	0.38	0.36
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	194	0.16	0.56	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	2,372	0.00	0.53	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.22	1,117	0.36 (c)	0.51 (c)	1.22 (c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.85	2,499	0.36	0.54	0.85
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	5,999	0.35	0.53	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,411	0.14	0.51	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	4,526	0.03	0.51	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $948, $127, $648,376, $225,044, $153 and $4,776 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase (decrease) in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Resource Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Resource Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$ 1,011.20	$1.93	$1,023.29	$1.94	0.38%
Invesco STIC Prime Portfolio	1,000.00	1,010.80	1.72	1,023.49	1.73	0.34
Invesco Treasury Portfolio	1,000.00	1,010.40	1.72	1,023.49	1.73	0.34
Invesco Government & Agency Portfolio	1,000.00	1,010.60	1.62	1,023.59	1.63	0.32
Invesco Treasury Obligations Portfolio	1,000.00	1,010.30	1.72	1,023.49	1.73	0.34
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,006.20	1.82	1,023.39	1.84	0.36

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-4

Annual Report to Shareholders	August 31, 2019
Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Dear Shareholders:
Andrew Schlossberg
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Private Investment Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$4.7 million
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	1.3 million
Invesco Treasury[2]	11 - 44 days	18 days	114 days	506.0 million
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	532.6 million
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	9.5 million
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	20.5 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0207	$(0.0000)	$0.0207	$(0.0207)	$ -	$(0.0207)	$1.0004	2.09%	$ 4,718	0.48% (c)	0.52% (c)	2.07% (c)
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	(0.0130)	1.0004	1.33	5,863	0.48	0.53	1.43
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47	0.56	0.22
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	241,327	0.40	0.64	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	283,476	0.21	0.67	0.01
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	(0.0197)	1.0001	1.99	1,348	0.48 (c)	0.55 (c)	1.96 (c)
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	(0.0122)	1.0001	1.24	1,590	0.48	0.57	1.25
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	-	(0.0043)	1.0000	0.43	1,845	0.39	0.57	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	141,061	0.25	0.68	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	162,216	0.07	0.69	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.90	506,027	0.48 (c)	0.51 (c)	1.88 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	517,728	0.48	0.50	1.07
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	574,808	0.43	0.50	0.27
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	560,027	0.23	0.64	0.08
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	461,131	0.06	0.67	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	532,585	0.46 (c)	0.46 (c)	1.90 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.08	425,748	0.45	0.45	1.05
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.30	510,489	0.41	0.45	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	340,874	0.23	0.62	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	422,564	0.08	0.63	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	9,483	0.43 (c)	0.46 (c)	1.90 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.10	6,084	0.43	0.46	1.09
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	3,224	0.34	0.47	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	6,162	0.16	0.82	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,984	0.00	0.83	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.13	20,489	0.45 (c)	0.60 (c)	1.13 (c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	28,061	0.45	0.63	0.76
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	27,352	0.41	0.62	0.35
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	24,468	0.14	0.77	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	30,469	0.03	0.81	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $5,208, $1,347, $517,037, $459,882, $5,899 and $27,012 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase (decrease) in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Private Investment Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Private Investment Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,010.70	$2.43	$ 1,022.79	$2.45	0.48%
Invesco STIC Prime Portfolio	1,000.00	1,010.10	2.43	1,022.79	2.45	0.48
Invesco Treasury Portfolio	1,000.00	1,009.70	2.43	1,022.79	2.45	0.48
Invesco Government & Agency Portfolio	1,000.00	1,009.90	2.33	1,022.89	2.35	0.46
Invesco Treasury Obligations Portfolio	1,000.00	1,009.90	2.18	1,023.04	2.19	0.43
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,005.70	2.27	1,022.94	2.29	0.45

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-5

Annual Report to Shareholders	August 31, 2019
Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Dear Shareholders:
Andrew Schlossberg
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Dear Fellow Shareholders:
Bruce Crockett
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$10.3 thousand
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	440.6 thousand
Invesco Treasury[2]	11 - 44 days	18 days	114 days	360.3 million
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	16.0 million
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	111.7 thousand
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	2.5 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Personal Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0182	$ 0.0000	$0.0182	$(0.0182)	$ -	$(0.0182)	$1.0004	1.83%	$ 10	0.73% (c)	0.77% (c)	1.82% (c)
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	(0.0105)	1.0004	1.07	11	0.73	0.78	1.18
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50	0.81	0.19
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	29,249	0.40	0.90	0.09
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	115,410	0.21	0.92	0.01
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	(0.0172)	1.0001	1.73	441	0.73 (c)	0.80 (c)	1.71 (c)
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	(0.0097)	1.0001	0.99	616	0.73	0.82	1.00
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	611	0.38	0.82	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	117,475	0.26	0.92	0.14
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	117,573	0.07	0.94	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.64	360,256	0.73 (c)	0.76 (c)	1.63 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.83	117,875	0.71	0.75	0.84
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	140,236	0.50	0.75	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	122,822	0.22	0.90	0.09
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	162,054	0.06	0.92	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.66	15,992	0.71 (c)	0.71 (c)	1.65 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.84	8,321	0.68	0.70	0.82
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	21,129	0.49	0.70	0.24
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	7,507	0.21	0.87	0.12
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	37,168	0.08	0.88	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.62	112	0.73 (c)	0.76 (c)	1.60 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.82	395	0.71	0.76	0.81
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	48	0.25	0.77	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	2,608	0.17	1.08	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	1,955	0.00	1.08	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.83	2,542	0.75 (c)	0.90 (c)	0.83 (c)
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	10	0.60	0.93	0.61
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	2,006	0.44	0.92	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,397	0.15	1.03	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	3,624	0.03	1.06	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $11, $519, $202,763, $12,645, $242 and $393 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase (decrease) in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Personal Investment Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Personal Investment Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$ 1,009.40	$ 3.70	$1,021.53	$ 3.72	0.73%
Invesco STIC Prime Portfolio	1,000.00	1,008.90	3.70	1,021.53	3.72	0.73
Invesco Treasury Portfolio	1,000.00	1,008.50	3.70	1,021.53	3.72	0.73
Invesco Government & Agency Portfolio	1,000.00	1,008.60	3.59	1,021.63	3.62	0.71
Invesco Treasury Obligations Portfolio	1,000.00	1,008.30	3.70	1,021.53	3.72	0.73
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,004.20	3.79	1,021.42	3.82	0.75

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-6

Annual Report to Shareholders	August 31, 2019
Reserve Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of August 31, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Letters to Shareholders	3
Fund Data	5
Fund Objectives and Strategies	6
Fund Composition by Maturity	7
Schedules of Investments	9
Financial Statements	32
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	51
Fund Expenses	52
Approval of Investment Advisory and Sub-Advisory Contracts	53
Tax Information	57
Trustees and Officers	T-1

2

Letters to Shareholders
Andrew Schlossberg
Dear Shareholders:
This annual report covers the fiscal year ended August 31, 2019. As always, we thank you for investing with us.
By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.
Market conditions affecting money market funds
Throughout the fiscal year, US economic data remained supportive of continued economic expansion as 2019 2nd quarter gross domestic product (GDP) grew at 2.0%. The US economy continued to add jobs, pushing the unemployment rate to 3.7% at the close of the fiscal year, while inflation remained subdued.1
Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.75% to 2.00% at the start of the reporting period to a range of 2.00% to 2.25% at the close of the reporting period. This was accomplished with two 0.25% rate hikes in September and December 2018, followed by a single 0.25% rate cut in July 2019.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit — the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could encourage further Fed rate cuts in the near-term.
Short-term yields decreased slightly as a result of the Fed’s recent quarter-point cut in its July meeting. For example, the 3-month US Treasury bill yielded 1.99% on August 31, 2019, down 12 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor decreased 18 basis points to 2.14% over the reporting period.3
As 2019 progresses, investors seem cautiously optimistic that economic growth will remain intact however market participants have forecasted several rate cuts over the near term. In its July 2019 meeting, the last during the fiscal year, the Federal Open Market Committee stated they “will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective” in determining the “timing and size of future adjustments to the target range for the federal funds rate.”2
Invesco Global Liquidity
For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield — in that order — to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry — and to yours.
Again, thank you for investing with us.
Sincerely,
Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.
1 Source: Bureau of Labor Statistics
2 Source: US Federal Reserve
3 Source: US Treasury Department
3	Short-Term Investments Trust

Bruce Crockett
Dear Fellow Shareholders:
As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.
We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.
On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
4	Short-Term Investments Trust

Fund Data

Reserve Class data as of 8/31/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	13 - 49 days	49 days	84 days	$302.5 thousand
Invesco STIC Prime[1]	4 - 22 days	12 days	12 days	273.3 thousand
Invesco Treasury[2]	11 - 44 days	18 days	114 days	289.6 million
Invesco Government & Agency[2]	6 - 47 days	8 days	115 days	297.8 million
Invesco Treasury Obligations[2]	25 - 56 days	28 days	111 days	54.7 million
Invesco Tax-Free Cash Reserve[3]	7 - 12 days	7 days	7 days	20.0 million
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
1	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Short-Term Investments Trust

Fund Objectives and Strategies
Invesco Liquid Assets Portfolio
Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco STIC Prime Portfolio
Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.
Invesco Treasury Portfolio
Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Government & Agency Portfolio
Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.
Invesco Treasury Obligations Portfolio
Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.
Invesco Tax-Free Cash Reserve Portfolio
Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.
6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/19
	Invesco Liquid Assets Portfolio 1-6, 9-10, 12-14	Invesco STIC Prime Portfolio 1-6, 9-10, 12-14	Invesco Treasury Portfolio 2, 4-5, 7, 11-12, 14	Invesco Government & Agency Portfolio 2, 4-5, 7, 11-12, 14	Invesco Treasury Obligations Portfolio 2, 4-5, 7, 12, 14	Invesco Tax-Free Cash Reserve Portfolio 2-5, 8-9,13-14
1 - 7	41.3%	69.6%	54.1%	52.1%	7.6%	95.3%
8 - 30	2.9	18.8	8.7	6.4	27.1	1.7
31 - 60	10.8	11.6	5.7	4.0	30.5	2.8
61 - 90	5.3	0.0	1.2	2.3	10.8	0.2
91 - 180	19.7	0.0	9.1	13.4	5.4	0.0
181+	20.0	0.0	21.2	21.8	18.6	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit or liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
5	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
6	Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s
7	Short-Term Investments Trust

share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
8	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.
9	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
10	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
11	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
12	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
13	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
14	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
8	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-42.90%(a)
Asset-Backed Securities - Consumer Receivables-0.61%
Old Line Funding, LLC (CEP-Royal Bank of Canada)(b)(c)	2.64%	10/25/2019	$ 15,000	$ 14,955,876
Asset-Backed Securities - Fully Supported-6.50%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.35%	10/02/2019	30,000	29,948,296
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.61%	10/07/2019	11,000	10,978,552
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.23%	01/07/2020	40,000	39,712,650
Kells Funding, LLC (CEP-FMS Wertmanagement)(c)	2.06%	03/03/2020	30,000	29,697,804
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.05%	02/21/2020	50,000	49,493,531
				159,830,833
Asset-Backed Securities - Fully Supported Bank-12.24%
Anglesea Funding LLC (Multi- CEP’s) (1 wk. USD LIBOR + 0.10%) (Ireland)(b)(c)(d)	2.24%	09/06/2019	30,000	30,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.33%	10/10/2019	29,166	29,099,708
Chesham Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Collateralized Commercial Paper Co., LLC (CEP-J.P. Morgan Securities LLC)(c)	2.66%	09/04/2019	10,000	9,999,410
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	20,000	20,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.49%	09/06/2019	11,500	11,497,918
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.36%	10/10/2019	30,000	29,934,279
Halkin Finance LLC (Multi-CEP’s)(b)(c)	2.18%	09/03/2019	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.64%	10/18/2019	10,000	9,974,456
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.41%	01/06/2020	15,000	14,895,911
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.19%-2.58%	01/27/2020	56,000	55,542,939
				300,944,621
Asset-Backed Securities - Multi-Purpose-0.74%
Chariot Funding LLC(b)(c)	2.59%	09/03/2019	18,250	18,250,000
Consumer Finance-1.01%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.15%)(c)(d)	2.35%	01/06/2020	25,000	25,002,028
Diversified Banks-10.55%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.59%	09/06/2019	20,000	20,000,148
Banco del Estado de Chile (Chile)(b)(c)	2.61%	09/26/2019	15,000	14,979,851
Bank of Nova Scotia (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	10,000	9,999,707
BPCE S.A. (France)(b)(c)	2.69%	12/16/2019	35,000	34,790,649
DBS Bank Ltd. (Singapore)(b)(c)	2.63%	10/02/2019	25,000	24,957,034
DBS Bank Ltd. (Singapore)(b)(c)	2.32%	11/19/2019	25,000	24,886,184
DBS Bank Ltd. (Singapore)(b)(c)	2.31%	12/11/2019	10,000	9,942,704
DBS Bank Ltd. (Singapore)(b)(c)	2.02%	02/14/2020	15,000	14,863,709
Natixis S.A. (France)(c)	2.69%	12/20/2019	10,000	9,937,015
Royal Bank of Canada (3 mo. USD LIBOR + 0.21%) (Canada)(b)(c)(d)	2.54%	01/03/2020	15,000	15,009,554
Royal Bank of Canada (3 mo. USD LIBOR + 0.05%) (Canada)(b)(c)(d)	2.37%	04/01/2020	25,000	25,002,054
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.12%) (Canada)(c)(d)	2.27%	11/25/2019	25,000	25,004,165
Westpac Banking Corp. (Federal Funds Rate + 0.26%) (Australia)(b)(c)(d)	2.39%	07/02/2020	30,000	30,075,000
				259,447,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Capital Markets-1.42%
UBS AG (3 mo. USD LIBOR + 0.17%) (Switzerland)(c)(d)	2.69%	09/03/2019	$ 15,000	$ 15,000,000
UBS AG (3 mo. USD LIBOR + 0.05%) (Switzerland)(b)(c)(d)	2.35%	01/17/2020	20,000	20,001,021
				35,001,021
Integrated Oil & Gas-0.95%
Shell International Finance B.V. (Netherlands)(b)(c)	2.00%	06/29/2020	23,750	23,371,484
Other Diversified Financial Services-2.62%
ABN AMRO Funding USA LLC (Netherlands)(b)(c)	2.13%	02/28/2020	15,000	14,844,955
Erste Abwicklungsanstalt (Germany)(b)(c)	2.04%	02/13/2020	50,000	49,551,410
				64,396,365
Regional Banks-1.82%
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%) (New Zealand)(b)(c)(d)	2.40%	11/12/2019	15,000	15,004,916
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(c)	2.16%	03/02/2020	30,000	29,694,789
				44,699,705
Specialized Finance-4.44%
CDP Financial, Inc. (Canada)(b)(c)	2.38%	06/01/2020	25,000	24,633,083
Crown Point Capital Co., LLC (CEP-Credit Suisse AG) (1 mo. USD LIBOR + 0.15%)(b)(c)(d)	2.35%	10/10/2019	40,000	40,000,000
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.02%	02/11/2020	15,000	14,866,001
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	1.99%	02/18/2020	30,000	29,723,290
				109,222,374
Total Commercial Paper (Cost $1,054,589,858)				1,055,122,081

Certificates of Deposit-22.12%
ABN AMRO Bank N.V. (Netherlands)(c)	0.00%	09/09/2019	50,000	49,970,323
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	70,000	70,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%) (Canada)(c)(d)	2.30%	10/04/2019	25,000	25,002,808
Bank of Montreal (3 mo. USD LIBOR + 0.06%) (Canada)(c)(d)	2.38%	04/01/2020	45,000	45,006,262
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.44%	10/10/2019	30,000	30,003,222
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.05%) (Canada)(c)(d)	2.37%	04/01/2020	20,000	20,003,924
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.29%	01/24/2020	25,000	25,000,255
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.17%) (Canada)(c)(d)	2.39%	05/07/2020	10,000	9,996,710
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.26%) (Canada)(c)(d)	2.39%	07/01/2020	20,000	20,013,750
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%) (Canada)(c)(d)	2.49%	09/18/2020	20,000	20,003,066
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.20%) (Japan)(c)(d)	2.35%	02/27/2020	63,000	62,983,084
MUFG Bank, Ltd. (Japan)(b)(c)	2.35%	09/08/2019	5,900	5,899,995
Natixis S.A. (3 mo. USD LIBOR + 0.07%) (France)(c)(d)	2.28%	11/07/2019	35,000	35,001,317
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.12%) (Japan)(c)(d)	2.27%	10/24/2019	20,000	20,002,463
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.14%) (Japan)(c)(d)	2.37%	11/06/2019	30,000	30,004,769
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.14%) (Canada)(c)(d)	2.28%	02/28/2020	35,000	34,991,835
Wells Fargo Bank, N.A.	2.00%	02/12/2020	40,000	40,005,922
Total Certificates of Deposit (Cost $543,870,947)				543,889,705
U.S. Dollar Denominated Bonds & Notes-1.42%
Automobile Manufacturers-0.41%
Toyota Motor Credit Corp.(c)	4.50%	06/17/2020	9,900	10,090,381
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-1.01%
Westpac Banking Corp. (3 mo. USD LIBOR + 0.43%) (Australia)(c)(d)	2.90%	03/06/2020	$ 10,460	$ 10,479,320
Westpac Banking Corp. (Australia)(c)	2.30%	05/26/2020	14,444	14,471,919
				24,951,239
Total U.S. Dollar Denominated Bonds & Notes (Cost $34,978,052)				35,041,620
Variable Rate Demand Notes-0.75%(e)
Credit Enhanced-0.75%
Derry (Township of), PA Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD RB (LOC-PNC Bank, N.A.)(f)	2.20%	11/01/2030	4,765	4,765,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.17%	04/01/2047	9,400	9,399,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(f)	2.20%	05/01/2037	2,700	2,700,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Notes (LOC-FHLB of Indianapolis)(c)(f)	2.20%	07/01/2040	1,495	1,495,000
Total Variable Rate Demand Notes (Cost $18,359,993)				18,359,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-67.19% (Cost $1,651,798,850)				1,652,413,405
			Repurchase Amount
Repurchase Agreements-32.93%(g)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	38,009,289	38,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(h)	2.25%	09/06/2019	15,006,562	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 04/11/2019 (collateralized by domestic and foreign non-agency asset-backed securities and domestic mortgage-backed securities valued at $234,301,461; 0% - 8.29%; 12/01/2025 - 03/25/2061)(c)(i)	2.62%	-	-	66,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	125,030,000	125,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $30,013,475 (collateralized by foreign corporate obligations, domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $32,999,964; 0% - 6.00%; 09/08/2020 - 12/15/2044)(c)(h)	2.31%	09/05/2019	5,002,246	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $40,017,578 (collateralized by domestic non-agency asset-backed securities and a foreign corporate obligation valued at $43,999,986; 0% - 5.93%; 04/15/2026 - 05/16/2042)(c)(h)	2.26%	09/05/2019	30,013,183	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(h)	2.23%	09/05/2019	23,009,973	23,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	$ 55,013,444	$ 55,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2019 (collateralized by domestic and foreign corporate obligations valued at $45,360,002; 0% - 7.50%; 09/06/2019 - 08/01/2057)(i)	2.75%	-	-	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 03/21/2019 (collateralized by domestic and foreign equity securities valued at $26,250,062; 0% - 7.13%;)(c)(i)	2.20%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	125,029,861	125,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	35,008,556	35,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $91,808,572; 2.88% - 10.63%; 10/14/2019 - 01/11/2048)(c)(i)	2.21%	-	-	55,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	172,451,548	172,409,978
Total Repurchase Agreements (Cost $809,909,978)				809,909,978
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.12% (Cost $2,461,708,828)				2,462,323,383
OTHER ASSETS LESS LIABILITIES-(0.12)%				(3,062,638)
NET ASSETS-100.00%				$2,459,260,745
Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $865,395,955, which represented 35.19% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.6%; France: 14.0%; Netherlands: 10.5%; Switzerland: 7.9%; Japan: 7.3%; Australia: 5.9%; Germany: 5.3% other countries less than 5% each: 6.5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-40.06%(a)
Asset-Backed Securities - Fully Supported-6.10%
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.18%	10/11/2019	$ 15,000	$ 14,967,217
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,284
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	2.29%	09/04/2019	10,000	9,999,403
				39,963,904
Asset-Backed Securities - Fully Supported Bank-14.50%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.27%	09/03/2019	15,000	15,000,000
Cedar Springs Capital Co., LLC (Multi-CEP’s)(b)(c)	2.24%	09/13/2019	15,000	14,990,652
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.28%	09/12/2019	15,000	14,991,879
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.25%	09/03/2019	10,000	10,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	2.20%	10/18/2019	15,000	14,960,184
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (Ireland)(b)(c)	2.21%	09/16/2019	10,000	9,992,202
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.36%	09/06/2019	15,000	14,997,285
				94,932,202
Asset-Backed Securities - Multi-Purpose-2.29%
CAFCO LLC (CEP-Citibank, N.A.)(b)(c)	2.29%	09/27/2019	15,000	14,979,345
Diversified Banks-16.35%
Banco Santander, S.A.(c)	2.34%	09/04/2019	15,000	14,999,111
China Construction Bank Corp. (China)(b)(c)	2.46%	09/13/2019	15,000	14,991,060
Industrial & Commercial Bank of China Ltd. (China)(b)(c)	2.45%	09/20/2019	15,000	14,984,201
Mitsubishi UFJ Trust & Banking Corp. (Japan)(b)(c)	2.37%	09/19/2019	3,000	2,997,189
National Bank of Canada (Canada)(b)(c)	2.13%	10/21/2019	15,000	14,957,210
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	2.19%	09/23/2019	15,000	14,982,071
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.18%	09/06/2019	8,000	7,998,585
Sumitomo Mitsui Trust Bank, Ltd. (Japan)(b)(c)	2.23%	10/21/2019	6,220	6,202,563
Toronto-Dominion Bank (The) (Canada)(b)(c)	2.21%	09/25/2019	15,000	14,980,498
				107,092,488
Specialized Finance-0.82%
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.31%	09/09/2019	5,400	5,398,090
Total Commercial Paper (Cost $262,322,128)				262,366,029

Certificates of Deposit-10.23%
Australia & New Zealand Banking Group, Ltd.(c)	2.11%	09/03/2019	30,000	30,000,000
Banco Del Estado De Chile(c)	2.30%	09/06/2019	15,000	15,000,237
Cooperatieve Rabobank U.A.(c)	2.14%	10/11/2019	15,000	15,000,081
Mitsubishi UFJ Trust & Banking Corp.(c)	2.41%	09/06/2019	7,000	7,000,171
Total Certificates of Deposit (Cost $67,000,110)				67,000,489
Variable Rate Demand Notes-6.13%(d)
Credit Enhanced-6.13%
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(e)	2.17%	04/01/2047	7,900	7,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC-PNC Bank, N.A.)(e)	2.20%	05/01/2037	3,380	3,380,000
Maumelle (City of), AR (Kimberly-Clark Corp.); Series 2015, VRD IDR(b)(c)	2.08%	08/01/2045	9,400	9,400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD RB (LOC-Bank of China Ltd.)(c)(e)	2.23%	11/01/2049	$ 14,000	$ 14,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	2.15%	01/01/2033	5,500	5,500,000
Total Variable Rate Demand Notes (Cost $40,180,000)				40,180,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.42% (Cost $369,502,238)				369,546,518
			Repurchase Amount
Repurchase Agreements-43.72%(f)
BMO Capital Markets Corp., joint agreement dated 08/30/2019, aggregate maturing value of $195,047,667 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, U.S. government sponsored agency obligations, domestic and foreign corporate obligations and domestic commercial paper valued at $207,184,381; 0% - 10.00%; 09/11/2019 - 04/25/2066)(c)	2.20%	09/03/2019	20,004,889	20,000,000
BMO Capital Markets Corp., joint term agreement dated 08/30/2019, aggregate maturing value of $50,021,875 (collateralized by domestic agency mortgage-backed securities valued at $51,415,842; 0% - 13.73%; 06/25/2027 - 06/20/2069)(c)(g)	2.25%	09/06/2019	8,003,500	8,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $250,060,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 3.00% - 4.00%; 06/01/2048 - 08/01/2049)(c)	2.16%	09/03/2019	30,007,200	30,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/29/2019, aggregate maturing value of $65,028,185 (collateralized by domestic and foreign agency and non-agency asset-backed securities, domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $68,250,000; 0.47% - 5.93%; 12/28/2023 - 09/10/2050)(c)(g)	2.23%	09/05/2019	5,002,168	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/30/2019, maturing value of $10,000,000 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $10,499,736; 0% - 8.00%; 10/10/2019 - 07/15/2064)(c)(h)	2.34%	10/04/2019	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $124,030,311 (collateralized by domestic and foreign corporate obligations valued at $130,200,007; 1.63% - 7.88%; 09/29/2019 - 08/15/2059)(c)	2.20%	09/03/2019	25,006,111	25,000,000
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,780,373; 2.20%; 02/15/2040 - 12/12/2222)(i)	2.30%	-	-	15,000,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)(c)	2.15%	09/03/2019	60,014,334	60,000,000
RBC Capital Markets LLC, joint agreement dated 08/30/2019, aggregate maturing value of $150,036,667 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $156,822,868; 0% - 10.00%; 09/13/2019 - 08/15/2076)(c)	2.20%	09/03/2019	20,004,889	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign corporate obligations valued at $106,426,641; 2.90% - 9.25%; 11/19/2019 - 03/15/2050)(c)(i)	2.28%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)(c)	2.17%	09/03/2019	58,331,304	58,317,243
Total Repurchase Agreements (Cost $286,317,243)				286,317,243
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.14% (Cost $655,819,481)				655,863,761
OTHER ASSETS LESS LIABILITIES-(0.14)%				(907,139)
NET ASSETS-100.00%				$ 654,956,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco STIC Prime Portfolio
Investment Abbreviations:
CEP	-Credit Enhancement Provider
IDR	-Industrial Development Revenue Bonds
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2019 was $270,166,918, which represented 41.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.9%; Netherlands: 10.8%; France: 9.2%; Switzerland: 6.9%; China: 6.7%; other countries less than 5% each: 17.9%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.59%
U.S. Treasury Bills-22.07%(a)
U.S. Treasury Bills	2.14%	09/10/2019	$ 500,000	$ 499,741,875
U.S. Treasury Bills	2.49%	09/12/2019	350,000	349,737,451
U.S. Treasury Bills	2.48%	09/19/2019	500,000	499,387,500
U.S. Treasury Bills	2.10%	09/26/2019	500,000	499,276,041
U.S. Treasury Bills	2.06%	10/08/2019	750,000	748,419,791
U.S. Treasury Bills	2.42%	10/17/2019	475,000	473,548,924
U.S. Treasury Bills	1.97%	11/14/2019	250,000	248,992,778
U.S. Treasury Bills	2.21%	12/05/2019	250,000	248,558,837
U.S. Treasury Bills	2.12%	12/12/2019	300,000	298,216,276
U.S. Treasury Bills	1.91%	02/13/2020	250,000	247,834,375
U.S. Treasury Bills	1.87%	02/20/2020	250,000	247,790,278
U.S. Treasury Bills	1.86%	02/27/2020	250,000	247,712,778
U.S. Treasury Bills	1.78%	08/13/2020	100,000	98,313,194
				4,707,530,098
U.S. Treasury Notes-19.52%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	1.97%	04/30/2020	998,000	998,007,326
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	1.98%	07/31/2020	310,000	309,995,764
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	1.98%	10/31/2020	251,000	250,987,381
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.05%	01/31/2021	1,306,000	1,305,513,883
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	2.08%	04/30/2021	851,000	850,764,111
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	2.16%	07/31/2021	450,000	449,930,368
				4,165,198,833
Total U.S. Treasury Securities (Cost $8,872,728,931)				8,872,728,931
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-41.59% (Cost $8,872,728,931)				8,872,728,931
			Repurchase Amount
Repurchase Agreements-58.51%(c)
Bank of Nova Scotia, agreement dated 08/30/2019, maturing value of $500,119,445 (collateralized by U.S. Treasury obligations valued at $510,000,086; 0% - 8.50%; 09/12/2019 - 02/15/2049)	2.15%	09/03/2019	500,119,445	500,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(d)	2.21%	09/23/2019	1,104,186,722	1,100,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(d)	2.16%	09/03/2019	400,192,000	400,000,000
CIBC World Markets Corp., agreement dated 08/30/2019, maturing value of $150,035,833 (collateralized by U.S. Treasury obligations valued at $153,000,089; 0.88% - 3.00%; 02/28/2022 - 05/15/2045)	2.15%	09/03/2019	150,035,833	150,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(d)	2.15%	09/06/2019	200,358,333	200,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., term agreement dated 08/29/2019, maturing value of $600,255,500 (collateralized by U.S. Treasury obligations valued at $612,000,082; 0% - 0.13%; 04/15/2020 - 02/15/2036)(d)	2.19%	09/05/2019	$ 600,255,500	$ 600,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	520,228,164	520,104,495
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(d)	2.21%	09/20/2019	401,448,778	400,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(d)	2.15%	09/09/2019	200,394,167	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $301,160,250 (collateralized by U.S. Treasury obligations valued at $306,000,125; 1.63% - 4.38%; 06/30/2021 - 05/15/2041)(d)	2.21%	09/23/2019	301,160,250	300,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $500,120,000 (collateralized by U.S. Treasury obligations valued at $510,000,097; 2.00% - 2.88%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	500,120,000	500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $150,035,000 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.00%; 05/31/2024)	2.10%	09/03/2019	150,035,000	150,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $200,048,000 (collateralized by a U.S. Treasury obligation valued at $204,000,087; 2.63%; 12/31/2023)	2.16%	09/03/2019	200,048,000	200,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(e)	2.11%	-	-	130,000,000
J.P. Morgan Securities LLC, open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations valued at $408,000,000; 2.00% - 3.63%; 01/31/2023 - 02/15/2044)(e)	2.15%	-	-	400,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by U.S. Treasury obligations valued at $510,000,052; 1.25% - 3.38%; 10/31/2021 - 11/15/2048)(e)	2.11%	-	-	500,000,000
J.P. Morgan Securities LLC, open agreement dated 07/29/2019 (collateralized by U.S. Treasury obligations valued at $510,000,016; 3.00% - 3.13%; 11/15/2028 - 02/15/2043)(e)	2.15%	-	-	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(d)	2.22%	09/04/2019	185,081,809	185,001,950
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(d)	2.22%	09/04/2019	472,328,801	472,125,000
Natixis, joint agreement dated 08/30/2019, aggregate maturing value of $750,179,167 (collateralized by U.S. Treasury obligations valued at $765,000,060; 0% - 3.38%; 12/05/2019 - 11/15/2048)	2.15%	09/03/2019	565,134,972	565,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(d)	2.23%	09/16/2019	200,743,333	200,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $405,934,102 (collateralized by U.S. Treasury obligations valued at $414,162,863; 0% - 2.75%; 11/15/2027 - 02/15/2045)	2.17%	09/03/2019	405,934,102	405,836,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $272,315,643 (collateralized by U.S. Treasury obligations valued at $278,228,000; 0%; 08/15/2033 - 08/15/2045)	2.17%	09/03/2019	272,315,643	272,250,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets LLC, term agreement dated 08/15/2019, maturing value of $250,529,861 (collateralized by U.S. Treasury obligations valued at $255,000,096; 2.88%; 05/31/2025 - 07/31/2025)(d)	2.18%	09/19/2019	$ 250,529,861	$ 250,000,000
RBC Dominion Securities Inc., agreement dated 08/30/2019, maturing value of $1,000,238,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,091; 0% - 4.25%; 09/12/2019 - 08/15/2048)	2.15%	09/03/2019	1,000,238,889	1,000,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(d)	2.20%	09/04/2019	165,070,583	165,000,000
Societe Generale, open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations valued at $1,020,000,037; 0% - 8.75%; 09/16/2019 - 02/15/2047)(e)	2.12%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/30/2019, maturing value of $250,059,722 (collateralized by U.S. Treasury obligation valued at $255,000,039; 1.63%; 02/15/2026)	2.15%	09/03/2019	250,059,722	250,000,000
TD Securities (USA) LLC, agreement dated 08/30/2019, maturing value of $200,047,556 (collateralized by U.S. Treasury obligations valued at $204,000,014; 2.38% - 2.63%; 08/15/2024 - 02/15/2029)	2.14%	09/03/2019	200,047,556	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $765,182,750 (collateralized by U.S. Treasury obligations valued at $780,300,004; 0.13% - 7.88%; 04/15/2020 - 07/15/2028)	2.15%	09/03/2019	765,182,750	765,000,000
Total Repurchase Agreements (Cost $12,480,317,695)				12,480,317,695
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $21,353,046,626)				21,353,046,626
OTHER ASSETS LESS LIABILITIES-(0.10)%				(21,407,037)
NET ASSETS-100.00%				$ 21,331,639,589
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-27.29%
Federal Farm Credit Bank (FFCB)-1.84%
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.04%	09/25/2019	$ 110,000	$ 109,999,609
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.10%)(a)	2.11%	10/08/2019	75,000	74,997,138
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	11/19/2019	37,300	37,295,847
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.02%	12/04/2019	125,000	124,999,160
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.07%)(a)	2.12%	12/16/2019	120,000	120,000,000
Federal Farm Credit Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	12/18/2019	25,000	24,999,287
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.05%)(a)	2.20%	01/27/2020	50,000	50,014,972
Federal Farm Credit Bank (SOFR + 0.10%)(a)	2.31%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	2.29%	06/10/2021	14,000	14,000,000
				579,306,013
Federal Home Loan Bank (FHLB)-19.58%
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.12%	09/18/2019	50,000	50,000,497
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	10/09/2019	119,000	119,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.06%)(a)	2.11%	10/22/2019	50,000	49,996,663
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	11/08/2019	250,000	250,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	225,000	225,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.12%	11/25/2019	175,000	175,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	11/27/2019	45,000	45,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.04%	12/05/2019	150,000	150,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.05%)(a)	2.18%	12/06/2019	79,400	79,407,228
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	2.19%	12/06/2019	250,000	249,993,709
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.18%	12/09/2019	150,000	150,000,000
Federal Home Loan Bank (SOFR)(a)	2.21%	12/11/2019	398,000	398,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.03%)(a)	2.17%	12/16/2019	500,000	500,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.08%	12/20/2019	125,000	125,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.02%)(a)	2.15%	12/20/2019	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.01%)(a)	2.22%	12/20/2019	170,000	170,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.09%)(a)	2.06%	12/27/2019	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.01%)(a)	2.18%	01/17/2020	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	02/21/2020	420,000	420,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	05/08/2020	120,000	120,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	2.23%	05/22/2020	265,000	265,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	06/19/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	07/17/2020	95,000	95,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/24/2020	26,000	26,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	08/21/2020	84,000	84,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	08/25/2020	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank (SOFR + 0.11%)(a)	2.32%	10/01/2020	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	2.24%	11/06/2020	182,000	182,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/22/2021	109,000	109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	2.26%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	2.25%	02/09/2021	224,000	224,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	2.28%	02/26/2021	198,000	198,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.08%)(a)	2.29%	07/23/2021	$ 321,000	$ 321,000,000
				6,155,898,097
Federal Home Loan Mortgage Corp. (FHLMC)-2.83%
Federal Home Loan Mortgage Corp. (SOFR)(a)	2.21%	02/12/2020	250,000	250,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.01%)(a)	2.22%	07/22/2020	119,000	119,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	2.25%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/05/2021	315,000	315,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	2.24%	02/19/2021	55,000	55,000,000
				889,000,000
Federal National Mortgage Association (FNMA)-1.82%
Federal National Mortgage Association (SOFR + 0.01%)(a)	2.22%	05/22/2020	215,000	215,000,000
Federal National Mortgage Association (SOFR + 0.06%)(a)	2.27%	07/30/2020	63,000	63,000,000
Federal National Mortgage Association (SOFR + 0.04%)(a)	2.25%	01/29/2021	292,000	292,000,000
				570,000,000
Overseas Private Investment Corp. (OPIC)-1.22%
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2020	116,000	116,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	06/15/2025	24,000	24,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	07/15/2025	31,333	31,333,334
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2025	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	09/15/2026	5,000	5,000,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	02/15/2028	18,889	18,888,889
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	11/15/2028	84,091	84,090,910
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.25%	05/15/2030	9,282	9,282,000
Overseas Private Investment Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	10/15/2030	8,000	8,000,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.22%	07/09/2026	35,700	35,700,000
Overseas Private Investment Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	2.19%	03/15/2030	45,000	45,000,000
				382,295,133
Total U.S. Government Sponsored Agency Securities (Cost $8,576,499,243)				8,576,499,243
U.S. Treasury Securities-19.48%
U.S. Treasury Bills-9.48%(c)
U.S. Treasury Bills	2.49%	09/05/2019	450,000	449,877,039
U.S. Treasury Bills	2.15%	09/10/2019	395,000	394,788,675
U.S. Treasury Bills	2.49%	09/12/2019	150,000	149,887,479
U.S. Treasury Bills	2.47%-2.48%	09/19/2019	450,000	449,449,650
U.S. Treasury Bills	2.06%	09/24/2019	400,000	399,473,556
U.S. Treasury Bills	2.06%	10/01/2019	280,000	279,551,378
U.S. Treasury Bills	2.06%	10/08/2019	500,000	498,946,527
U.S. Treasury Bills	1.99%	10/29/2019	150,000	149,536,601
U.S. Treasury Bills	1.87%	02/20/2020	150,000	148,674,167
U.S. Treasury Bills	1.78%	08/13/2020	60,000	58,987,917
				2,979,172,989
U.S. Treasury Notes-10.00%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	170,000	169,977,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes(a)-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	$ 775,000	$ 775,008,012
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	535,000	534,981,104
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	630,000	629,992,456
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	645,000	644,786,845
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	390,000	390,001,440
				3,144,747,182
Total U.S. Treasury Securities (Cost $6,123,920,171)				6,123,920,171
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-46.77% (Cost $14,700,419,414)				14,700,419,414
			Repurchase Amount
Repurchase Agreements-54.66%(d)
ABN AMRO Bank N.V., joint agreement dated 08/30/2019, aggregate maturing value of $200,047,778 (collateralized by U.S. Treasury obligations valued at $204,000,020; 2.00% - 6.63%; 09/30/2020 - 05/15/2044)	2.15%	09/03/2019	60,014,333	60,000,000
Bank of Nova Scotia, joint agreement dated 08/30/2019, aggregate maturing value of $725,174,806 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 2.48% - 6.50%; 11/01/2020 - 07/20/2049)	2.17%	09/03/2019	465,112,117	465,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $2,007,612,222 (collateralized by U.S. Treasury obligations valued at $2,040,000,018; 0% - 4.38%; 01/15/2020 - 02/15/2049)(e)	2.21%	09/23/2019	903,425,500	900,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/23/2019, aggregate maturing value of $752,867,500 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $765,000,000; 0% - 6.75%; 02/06/2020 - 08/20/2049)(e)	2.22%	09/23/2019	271,032,300	270,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/26/2019, aggregate maturing value of $1,000,480,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,010; 0% - 8.00%; 04/23/2020 - 11/15/2046)(e)	2.16%	09/03/2019	420,201,600	420,000,000
CIBC World Markets Corp., joint term agreement dated 07/16/2019, aggregate maturing value of $501,827,361 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 3.00% - 5.00%; 11/01/2026 - 08/01/2049)(e)	2.23%	09/13/2019	346,260,879	345,000,000
CIBC World Markets Corp., joint term agreement dated 08/07/2019, aggregate maturing value of $500,895,833 (collateralized by U.S. Treasury obligations valued at $510,000,083; 0.13% - 4.75%; 12/31/2020 - 11/15/2046)(e)	2.15%	09/06/2019	300,537,500	300,000,000
CIBC World Markets Corp., joint term agreement dated 08/15/2019, aggregate maturing value of $726,543,646 (collateralized by domestic agency mortgage-backed securities valued at $739,500,000; 3.00% - 4.50%; 09/01/2029 - 07/01/2049)(e)	2.19%	09/19/2019	501,064,583	500,000,000
CIBC World Markets Corp., term agreement dated 08/07/2019, maturing value of $500,904,167 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 2.70% - 6.00%; 08/01/2023 - 11/15/2056)(e)	2.17%	09/06/2019	500,904,167	500,000,000
Citigroup Global Markets, Inc., joint agreement dated 08/30/2019, aggregate maturing value of $400,096,000 (collateralized by U.S. Treasury obligations valued at $408,000,053; 0% - 0.13%; 04/15/2020 - 08/15/2042)	2.16%	09/03/2019	370,088,800	370,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/30/2019, aggregate maturing value of $1,000,237,778 (collateralized by U.S. Treasury obligations valued at $1,020,000,032; 2.00% - 2.63%; 12/15/2021 - 11/15/2026)	2.14%	09/03/2019	$ 480,009,614	$ 479,895,505
Credit Agricole Corporate & Investment Bank, joint term agreement dated 07/23/2019, aggregate maturing value of $802,897,556 (collateralized by U.S. Treasury obligations valued at $816,000,018; 0% - 2.50%; 08/13/2020 - 01/31/2021)(e)	2.21%	09/20/2019	316,140,912	315,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/06/2019, aggregate maturing value of $500,985,417 (collateralized by U.S. Treasury obligations valued at $510,000,057; 1.00% - 3.38%; 02/28/2021 - 02/15/2049)(e)	2.15%	09/09/2019	300,591,250	300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 07/22/2019, maturing value of $150,580,125 (collateralized by a U.S. Treasury obligation valued at $153,000,034; 2.88%; 11/30/2023)(e)	2.21%	09/23/2019	150,580,125	150,000,000
DNB Bank ASA, agreement dated 08/30/2019, maturing value of $300,072,000 (collateralized by U.S. Treasury obligations valued at $306,000,052; 2.00% - 2.63%; 02/28/2021 - 08/15/2025)	2.16%	09/03/2019	300,072,000	300,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/30/2019, maturing value of $1,000,240,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,048; 2.38% - 2.63%; 12/31/2023 - 02/29/2024)	2.16%	09/03/2019	1,000,240,000	1,000,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 08/30/2019, maturing value of $630,151,200 (collateralized by U.S. Treasury obligations valued at $642,602,285; 2.16%; 06/15/2022 - 07/15/2022)	2.16%	09/03/2019	630,151,200	630,000,000
ING Financial Markets, LLC, agreement dated 08/30/2019, maturing value of $350,084,000 (collateralized by domestic agency mortgage-backed securities valued at $357,000,000; 2.00% - 5.00%; 07/01/2028 - 05/01/2058)	2.16%	09/03/2019	350,084,000	350,000,000
ING Financial Markets, LLC, joint agreement dated 08/30/2019, aggregate maturing value of $265,063,306 (collateralized by U.S. government sponsored agency obligations valued at $270,300,906; 0% - 2.63%; 09/09/2019 - 09/06/2024)	2.15%	09/03/2019	125,029,861	125,000,000
ING Financial Markets, LLC, joint term agreement dated 08/12/2019, aggregate maturing value of $651,383,958 (collateralized by domestic agency mortgage-backed securities valued at $663,000,000; 2.00% - 7.00%; 07/01/2024 - 05/01/2058)	2.19%	09/16/2019	455,968,771	455,000,000
ING Financial Markets, LLC, joint term agreement dated 08/26/2019, aggregate maturing value of $400,191,111 (collateralized by domestic agency mortgage-backed securities valued at $408,000,000; 3.00% - 6.00%; 12/01/2025 - 09/01/2057)(e)	2.15%	09/03/2019	265,126,611	265,000,000
ING Financial Markets, LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $300,125,417 (collateralized by domestic agency mortgage-backed securities valued at $306,000,001; 2.16% - 5.00%; 08/01/2024 - 05/01/2058)(e)	2.15%	09/06/2019	200,083,611	200,000,000
ING Financial Markets, LLC, term agreement dated 08/30/2019, maturing value of $75,153,125 (collateralized by domestic agency mortgage-backed securities valued at $76,500,000; 3.00% - 5.00%; 01/01/2031 - 05/01/2058)	2.10%	10/04/2019	75,153,125	75,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by a U.S. Treasury obligation and domestic agency mortgage-backed securities valued at $510,000,010; 0% - 7.00%; 01/01/2024 - 02/01/2056)(f)	2.13%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $295,800,000; 0% - 8.50%; 10/01/2020 - 02/01/2057)(f)	2.17%	-	-	240,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $357,000,214; 0% - 3.63%; 10/10/2019 - 11/15/2044)(f)	2.11%	-	$ -	$ 150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/18/2019 (collateralized by U.S. Treasury obligations valued at $583,440,120; 2.13% - 3.75%; 01/31/2023 - 02/15/2049)(f)	2.15%	-	-	385,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 6.50%; 01/01/2024 - 08/20/2049)(f)	2.13%	-	-	250,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/28/2019, aggregate maturing value of $450,199,671 (collateralized by U.S. Treasury obligations valued at $458,714,349; 0% - 2.63%; 10/01/2019 - 08/15/2047)(e)	2.22%	09/04/2019	185,080,221	185,000,362
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/28/2019, aggregate maturing value of $1,333,325,304 (collateralized by U.S. Treasury obligations valued at $1,358,182,101; 2.00% - 2.38%; 04/30/2024 - 05/15/2029)(e)	2.22%	09/04/2019	455,821,678	455,625,000
Natixis, agreement dated 08/30/2019, maturing value of $600,144,667 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations & domestic agency mortgage-backed securities valued at $612,000,000; 0% - 7.50%; 12/05/2019 - 09/15/2065)	2.17%	09/03/2019	600,144,667	600,000,000
Natixis, joint term agreement dated 07/18/2019, aggregate maturing value of $501,858,333 (collateralized by U.S. Treasury obligations valued at $510,000,002; 0% - 3.38%; 09/19/2019 - 05/15/2049)(e)	2.23%	09/16/2019	210,780,500	210,000,000
Prudential Insurance Co. of America, agreement dated 08/30/2019, maturing value of $585,326,095 (collateralized by U.S. Treasury obligations valued at $597,171,000; 0%; 02/15/2026 - 05/15/2045)	2.17%	09/03/2019	585,326,095	585,185,000
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/30/2019, maturing value of $94,072,677 (collateralized by U.S. Treasury obligations valued at $95,916,500; 0%; 08/15/2033 - 05/15/2045)	2.17%	09/03/2019	94,072,677	94,050,000
RBC Capital Markets LLC, agreement dated 08/30/2019, maturing value of $1,000,241,111 (collateralized by domestic agency mortgage-backed securites, a U.S. government sponsored agency obligation and a U.S. Treasury obligation valued at $1,020,000,052; 1.25% - 4.50%; 03/31/2021 - 07/25/2049)	2.17%	09/03/2019	1,000,241,111	1,000,000,000
RBC Capital Markets LLC, joint term agreement dated 08/15/2019, aggregate maturing value of $1,202,555,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,224,000,043; 1.88% - 7.00%; 06/25/2021 - 11/16/2060)(e)	2.19%	09/19/2019	901,916,250	900,000,000
RBC Capital Markets LLC, joint term agreement dated 08/30/2019, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and foreign corporate obligations valued at $1,275,000,210; 0% - 14.19%; 10/10/2019 - 02/20/2069)(a)(e)	2.16%	10/30/2019	920,000,000	920,000,000
RBC Dominion Securities Inc., term agreement dated 08/02/2019, maturing value of $401,173,333 (collateralized by U.S. Treasury obligations valued at $408,000,097; 0% - 6.50%; 09/12/2019 - 02/15/2049)(e)	2.20%	09/19/2019	401,173,333	400,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by U.S. Treasury obligations, domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 5.94%; 09/06/2019 - 08/20/2064)(f)	2.13%	-	-	320,000,000
Societe Generale, joint term agreement dated 08/28/2019, aggregate maturing value of $500,213,889 (collateralized by U.S. Treasury obligations valued at $510,000,072; 0.13% - 6.00%; 01/15/2020 - 02/15/2047)(e)	2.20%	09/04/2019	245,104,806	245,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/30/2019, aggregate maturing value of $1,500,361,667 (collateralized by domestic agency mortgage-backed securities valued at $1,530,000,000; 3.00% - 3.50%; 08/20/2042 - 04/01/2049)	2.17%	09/03/2019	358,784,180	358,697,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, agreement dated 08/30/2019, maturing value of $760,183,244 (collateralized by domestic agency mortgage-backed securities valued at $775,200,000; 3.00% - 3.50%; 04/01/2049 - 09/01/2049)	2.17%	09/03/2019	$ 760,183,244	$ 760,000,000
Total Repurchase Agreements (Cost $17,183,453,561)				17,183,453,561
TOTAL INVESTMENTS IN SECURITIES(g)-101.43% (Cost $31,883,872,975)				31,883,872,975
OTHER ASSETS LESS LIABILITIES-(1.43)%				(448,222,322)
NET ASSETS-100.00%				$ 31,435,650,653
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Treasury Obligations Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-108.93%
U.S. Treasury Bills-85.36%(a)
U.S. Treasury Bills	1.98%-2.15%	09/03/2019	$ 81,956	$ 81,946,444
U.S. Treasury Bills	2.31%-2.49%	09/05/2019	101,800	101,773,184
U.S. Treasury Bills	2.02%-2.14%	09/10/2019	55,760	55,730,847
U.S. Treasury Bills	2.49%	09/12/2019	12,000	11,990,998
U.S. Treasury Bills	2.01%-2.13%	09/17/2019	50,000	49,954,155
U.S. Treasury Bills	2.18%-2.48%	09/19/2019	65,000	64,925,975
U.S. Treasury Bills	2.06%-2.15%	09/24/2019	87,000	86,882,329
U.S. Treasury Bills	2.10%	09/26/2019	32,000	31,953,667
U.S. Treasury Bills	2.11%	10/01/2019	113,000	112,813,038
U.S. Treasury Bills	2.06%	10/08/2019	50,000	49,894,653
U.S. Treasury Bills	2.42%	10/10/2019	45,000	44,883,244
U.S. Treasury Bills	1.96%	10/15/2019	37,000	36,911,817
U.S. Treasury Bills	2.42%	10/17/2019	30,000	29,908,383
U.S. Treasury Bills	1.99%	10/22/2019	40,000	39,887,517
U.S. Treasury Bills	1.99%	10/29/2019	25,000	24,922,767
U.S. Treasury Bills	2.00%	11/07/2019	40,000	39,851,855
U.S. Treasury Bills	1.97%	11/14/2019	15,000	14,939,567
U.S. Treasury Bills	1.91%	11/21/2019	30,000	29,871,750
U.S. Treasury Bills	1.96%	11/29/2019	15,000	14,927,687
U.S. Treasury Bills	1.91%	02/13/2020	10,000	9,913,375
U.S. Treasury Bills	1.87%	02/20/2020	5,000	4,955,806
U.S. Treasury Bills	1.86%	02/27/2020	5,000	4,954,256
U.S. Treasury Bills	1.77%	08/13/2020	5,000	4,916,021
				948,709,335
U.S. Treasury Notes-23.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.99%	10/31/2019	35,000	34,999,967
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	1.94%	01/31/2020	30,000	29,992,786
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	1.97%	04/30/2020	35,000	35,000,454
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	1.98%	07/31/2020	29,000	28,999,479
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)	1.98%	10/31/2020	35,000	34,998,675
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)	2.05%	01/31/2021	33,000	32,980,913
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)	2.08%	04/30/2021	24,000	23,999,707
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)	2.16%	07/31/2021	41,000	40,999,282
				261,971,263
TOTAL INVESTMENTS IN SECURITIES-108.93% (Cost $1,210,680,598)				1,210,680,598
OTHER ASSETS LESS LIABILITIES-(8.93)%				(99,289,902)
NET ASSETS-100.00%				$ 1,111,390,696
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Treasury Obligations Portfolio
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Short-Term Investments Trust

Schedule of Investments
August 31, 2019
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.71%
Alabama-3.61%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$8,405	$ 8,405,000
Arizona-4.14%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.25%	01/01/2046	5,280	5,280,000
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	1,745	1,745,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP-FNMA)(b)	1.28%	06/15/2031	2,595	2,595,000
				9,620,000
Colorado-0.35%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	02/01/2031	823	823,000
Delaware-1.40%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	05/01/2036	2,900	2,900,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.29%	05/01/2036	345	345,000
				3,245,000
District of Columbia-1.84%
District of Columbia (American University); Series 1998 A, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.25%	10/01/2039	4,035	4,035,000
				4,280,000
Florida-5.50%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.35%	11/01/2036	1,580	1,580,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.32%	07/01/2032	1,965	1,965,000
Pinellas (County of), FL Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.28%	11/01/2038	5,445	5,445,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.25%	07/01/2037	2,900	2,900,000
				12,800,000
Georgia-7.53%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC-BMO Harris Bank N.A.)(b)(c)	1.29%	11/01/2030	2,500	2,500,000
Georgia (State of) Private College and University Authority; Series 2019, Commercial Paper Notes	1.55%	09/05/2019	3,400	3,400,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.28%	09/01/2035	3,690	3,690,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC-TD Bank, N.A.)(b)(c)	1.27%	08/01/2038	1,400	1,400,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.30%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(b)(c)	1.30%	01/01/2036	3,700	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.40%	09/01/2020	$ 400	$ 400,000
				17,510,000
Illinois-2.61%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.26%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.20%	01/01/2037	875	875,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank N.A.)(b)(c)	1.29%	10/01/2033	250	250,000
				6,060,000
Indiana-5.90%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.35%	08/01/2037	4,505	4,505,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC-Rabobank Nederland)(a)(b)(c)	1.31%	06/01/2035	6,135	6,135,000
Purdue University; Series 2011 A, VRD COP(b)	1.22%	07/01/2035	3,082	3,081,500
				13,721,500
Louisiana-1.70%
East Baton Rouge (Parish of), LA Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(b)	1.26%	09/05/2019	1,526	1,526,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.25%	07/01/2047	1,490	1,490,000
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 B, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.29%	12/01/2040	930	930,000
				3,946,000
Maryland-3.46%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.31%	10/02/2019	3,000	3,000,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	04/01/2035	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC-Bank of Montreal)(b)(c)	1.22%	07/01/2041	2,600	2,600,000
Montgomery (County of), MD; Series 2009 B, Commercial Paper BAN	1.36%	10/10/2019	2,150	2,150,000
				8,050,000
Massachusetts-1.09%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.25%	10/01/2038	1,425	1,425,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC-Citibank, N.A.)(b)(c)	1.25%	01/01/2037	1,100	1,100,000
				2,525,000
Michigan-2.55%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.29%	01/15/2026	385	385,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB (CEP -Royal Bank of Canada)(b)	1.28%	08/15/2030	1,300	1,300,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.28%	03/01/2031	4,240	4,240,000
				5,925,000
Minnesota-7.98%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP-FNMA)(b)	1.36%	10/15/2033	1,175	1,175,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.31%	04/01/2037	$ 6,825	$ 6,825,000
Minnetonka (City of), MN (Minnetonka Hills Apartments); Series 2001, Ref. VRD RB (CEP-FNMA)(b)	1.37%	11/15/2031	1,860	1,860,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	1.28%	11/01/2035	5,470	5,470,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP -FHLMC)(b)	1.28%	10/01/2033	3,215	3,215,000
				18,545,000
Mississippi-2.40%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	1.29%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	1.29%	12/01/2030	5,000	5,000,000
				5,585,000
Missouri-1.37%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	11/01/2037	485	485,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.29%	08/01/2038	610	610,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	02/01/2031	1,799	1,799,000
Springfield (City of), MO Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD RB (LOC-FHLB of Des Moines)(b)(c)	1.40%	12/01/2019	295	295,000
				3,189,000
New York-11.35%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC -Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	1.18%	11/01/2035	5,350	5,350,000
New York (City of), NY;
Subseries 2015 F-5, VRD GO Bonds(b)	1.25%	06/01/2044	7,000	7,000,000
Subseries 2010 G-4, VRD GO Bonds (CEP-Barclays Bank PLC)(b)	1.28%	03/01/2039	2,935	2,935,000
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(b)	1.25%	06/15/2044	3,310	3,310,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.27%	05/01/2039	2,000	2,000,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC -Bank of China Ltd.)(b)(c)	1.31%	05/01/2050	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	1.33%	11/01/2049	4,800	4,800,000
				26,395,000
North Carolina-3.03%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.20%	12/01/2021	2,550	2,550,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(b)(c)	1.24%	05/01/2036	4,500	4,500,000
				7,050,000
Ohio-4.95%
Franklin (County of), OH (OhioHealth Corp.); Series 2009 A, Ref. VRD RB(b)	1.28%	11/15/2041	7,890	7,890,000
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC-U.S. Bank N.A.)(b)(c)	1.28%	08/02/2038	415	415,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB(b)	1.28%	01/01/2039	3,200	3,200,000
				11,505,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-3.90%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC -PNC Bank, N.A.)(b)(c)	1.28%	06/01/2037	$2,845	$ 2,845,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.27%	03/01/2030	2,795	2,795,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	10/15/2025	866	866,000
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(c)	1.27%	11/01/2029	250	250,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.28%	07/01/2027	2,305	2,305,000
				9,061,000
Texas-9.99%
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(b)	1.25%	11/01/2041	4,000	4,000,000
Harris (County of), TX; Series 2019 C, GO Commercial Paper Notes	1.30%	10/03/2019	1,350	1,350,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.31%	02/15/2042	4,050	4,050,000
Houston (City of), TX; Series 2019 E-2, GO Commercial Paper Notes	1.32%	09/11/2019	2,500	2,500,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.27%	05/15/2034	1,100	1,100,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.32%	04/01/2026	2,332	2,332,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP-FHLMC)(b)	1.28%	05/01/2042	2,865	2,865,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.28%	12/04/2019	400	400,000
University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	1.20%	08/01/2025	4,620	4,620,000
				23,217,000
Utah-2.92%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(b)	1.25%	05/15/2036	5,800	5,800,000
Weber (County of), UT (IHC Health Services, Inc.); Series 2000A, VRD RB(b)	1.25%	02/15/2031	1,000	1,000,000
				6,800,000
Virginia-3.25%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	1.25%	08/01/2037	2,900	2,900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper	1.32%	09/04/2019	3,250	3,250,000
Series 2019 A, Commercial Paper Notes	1.32%	09/10/2019	1,400	1,400,000
				7,550,000
Washington-2.81%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	09/01/2049	2,050	2,050,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC-FHLB of San Francisco)(b)(c)	1.30%	11/01/2047	4,485	4,485,000
				6,535,000
West Virginia-2.33%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC-Bank of America, N.A.)(b)(c)	1.34%	07/01/2039	945	945,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.30%	01/01/2034	4,465	4,465,000
				5,410,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Short-Term Investments Trust

Schedule of Investments—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.75%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.28%	10/01/2042	$4,065	$ 4,065,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.71% (Cost $231,817,500)				231,817,500
OTHER ASSETS LESS LIABILITIES-0.29%				679,773
NET ASSETS-100.00%				$232,497,273
Investment Abbreviations:
BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
Notes to Schedule of Investments:
(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 14.1%.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2019.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	6.0%
Federal Home Loan Bank	5.2
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Short-Term Investments Trust

Statements of Assets and Liabilities
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$ 1,652,413,405	$ 369,546,518	$ 8,872,728,931	$14,700,419,414	$ 1,210,680,598	$231,817,500
Repurchase agreements, at value and cost	809,909,978	286,317,243	12,480,317,695	17,183,453,561	-	-
Cash	6,990	-	-	-	30,686	-
Receivable for:
Investments sold	-	-	-	-	-	635,000
Interest	2,000,788	246,253	17,612,267	36,396,253	480,845	291,790
Investment for trustee deferred compensation and retirement plans	3,581,687	992,582	2,125,285	968,531	113,150	349,608
Other assets	25,265	155,655	60,292	104,838	27,039	77,824
Total assets	2,467,938,113	657,258,251	21,372,844,470	31,921,342,597	1,211,332,318	233,171,722
Liabilities:
Payable for:
Investments purchased	-	-	-	429,087,979	97,805,805	-
Dividends	4,543,433	1,150,957	36,791,120	52,409,868	1,865,273	197,452
Accrued fees to affiliates	131,083	22,938	1,662,179	1,646,568	92,460	53,424
Accrued trustees’ and officers’ fees and benefits	1,907	975	11,732	12,400	1,308	836
Accrued operating expenses	56,706	43,639	321,350	1,388,876	50,894	42,046
Trustee deferred compensation and retirement plans	3,944,239	1,083,120	2,418,500	1,146,253	125,882	380,691
Total liabilities	8,677,368	2,301,629	41,204,881	485,691,944	99,941,622	674,449
Net assets applicable to shares outstanding	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net assets consist of:
Shares of beneficial interest	$2,458,474,734	$654,140,847	$ 21,330,956,470	$31,435,409,972	$1,111,429,025	$ 232,621,319
Distributable earnings	786,011	815,775	683,119	240,681	(38,329)	(124,046)
	$2,459,260,745	$ 654,956,622	$ 21,331,639,589	$ 31,435,650,653	$ 1,111,390,696	$232,497,273
Net Assets:
Institutional Class	$ 2,444,252,763	$652,150,754	$18,717,318,208	$30,003,318,534	$ 1,045,046,413	$ 161,038,615
Private Investment Class	$ 4,717,825	$ 1,347,722	$ 506,027,277	$ 532,584,787	$ 9,483,273	$ 20,488,945
Personal Investment Class	$ 10,250	$ 440,566	$ 360,256,303	$ 15,991,514	$ 111,660	$ 2,541,969
Cash Management Class	$ 9,287,988	$ 600,129	$ 396,685,434	$ 365,002,796	$ 1,894,340	$ 27,298,191
Reserve Class	$ 302,530	$ 273,325	$ 289,624,723	$ 297,787,452	$ 54,711,045	$ 20,002,077
Resource Class	$ 362,690	$ 123,273	$ 632,598,422	$ 180,616,636	$ 133,548	$ 1,117,282
Corporate Class	$ 326,699	$ 20,853	$ 429,129,222	$ 40,348,934	$ 10,417	$ 10,194
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)
August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,443,213,124	652,105,073	18,716,061,403	30,002,980,665	1,045,028,778	161,020,903
Private Investment Class	4,715,835	1,347,624	505,993,311	532,578,798	9,483,185	20,486,688
Personal Investment Class	10,246	440,538	360,232,128	15,991,334	111,659	2,541,689
Cash Management Class	9,284,041	600,083	396,658,801	364,998,685	1,894,310	27,295,183
Reserve Class	302,403	273,305	289,605,295	297,784,116	54,710,204	19,999,874
Resource Class	362,536	123,264	632,555,953	180,614,603	133,545	1,117,159
Corporate Class	326,561	20,851	429,100,409	40,348,480	10,417	10,192
Net asset value, offering and redemption price per share for each class	$ 1.0004	$ 1.0001	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Cost of Investments	$2,461,708,828	$655,819,481	$ 21,353,046,626	$31,883,872,975	$ 1,210,680,598	$231,817,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Short-Term Investments Trust

Statements of Operations
For the year ended August 31, 2019
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$58,997,404	$13,072,442	$531,474,749	$562,361,092	$28,433,379	$3,323,454
Expenses:
Advisory fees	3,476,401	802,502	33,770,118	23,847,615	1,595,144	422,000
Administrative services fees	1,072,930	259,357	9,269,556	9,626,858	588,371	99,830
Custodian fees	22,369	6,085	464,011	1,482,010	23,396	3,797
Distribution fees:
Private Investment Class	15,623	4,042	1,551,110	1,379,647	14,747	67,529
Personal Investment Class	59	2,852	1,115,198	69,547	1,332	2,164
Cash Management Class	8,569	529	324,445	289,255	1,634	24,319
Reserve Class	3,402	2,362	1,996,841	2,554,994	377,493	138,895
Resource Class	1,896	203	1,037,401	360,071	245	7,642
Corporate Class	314	6	114,183	24,373	3	4
Transfer agent fees	208,584	48,150	2,026,207	2,146,285	109,813	18,990
Trustees’ and officers’ fees and benefits	49,524	25,742	326,042	328,275	35,901	21,302
Registration and filing fees	88,213	95,159	179,016	233,594	90,984	94,951
Reports to shareholders	14,401	12,129	54,941	132,025	13,832	9,161
Professional services fees	70,364	52,077	216,543	541,442	63,310	43,942
Other	61,471	46,668	391,565	873,467	68,910	19,969
Total expenses	5,094,120	1,357,863	52,837,177	43,889,458	2,985,115	974,495
Less: Fees waived	(892,555)	(384,860)	(6,173,902)	-	(393,405)	(311,056)
Net expenses	4,201,565	973,003	46,663,275	43,889,458	2,591,710	663,439
Net investment income	54,795,839	12,099,439	484,811,474	518,471,634	25,841,669	2,660,015
Realized and unrealized gain (loss) from:
Net realized gain from investment securities	29,559	723	204,798	224,974	17,726	-
Change in net unrealized appreciation (depreciation) of investment securities	(26,913)	(10,820)	-	-	-	-
Net realized and unrealized gain (loss)	2,646	(10,097)	204,798	224,974	17,726	-
Net increase in net assets resulting from operations	$54,798,485	$12,089,342	$ 485,016,272	$ 518,696,608	$25,859,395	$ 2,660,015
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Short-Term Investments Trust

Statements of Changes in Net Assets
For the years ended August 31, 2019 and 2018
	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 54,795,839	$ 34,753,060	$ 12,099,439	$6,737,661

Net realized gain	29,559	16,174	723	1,558

Change in net unrealized appreciation (depreciation)	(26,913)	610,550	(10,820)	45,561

Net increase in net assets resulting from operations	54,798,485	35,379,784	12,089,342	6,784,780

Distributions to shareholders from distributable earnings:
Institutional Class	(54,388,381)	(34,416,266)	(12,042,840)	(6,691,735)

Private Investment Class	(107,595)	(82,653)	(26,438)	(20,355)

Personal Investment Class	(199)	(116)	(8,858)	(5,967)

Cash Management Class	(248,909)	(120,608)	(14,390)	(13,942)

Reserve Class	(5,872)	(4,925)	(3,794)	(2,844)

Resource Class	(20,589)	(15,304)	(2,658)	(2,517)

Corporate Class	(24,294)	(113,188)	(461)	(301)

Total distributions from distributable earnings	(54,795,839)	(34,753,060)	(12,099,439)	(6,737,661)

Share transactions-net:
Institutional Class	100,799,791	2,046,652,052	127,368,867	100,814,065

Private Investment Class	(1,144,582)	(1,120,462)	(241,794)	(255,402)

Personal Investment Class	(984)	10	(175,590)	5,508

Cash Management Class	3,104,748	(1,557,953)	(178,908)	(369,075)

Reserve Class	(115,774)	(526,153)	3,716	(231,056)

Resource Class	(632,819)	(331,634)	(62,642)	2,359

Corporate Class	(1,599,196)	(7,555,486)	457	285

Net increase in net assets resulting from share transactions	100,411,184	2,035,560,374	126,714,106	99,966,684

Net increase in net assets	100,413,830	2,036,187,098	126,704,009	100,013,803

Net assets:
Beginning of year	2,358,846,915	322,659,817	528,252,613	428,238,810

End of year	$2,459,260,745	$ 2,358,846,915	$ 654,956,622	$ 528,252,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 484,811,474	$ 343,381,843	$ 518,471,634	$358,626,619

Net realized gain	204,798	299,297	224,974	338,020

Net increase in net assets resulting from operations	485,016,272	343,681,140	518,696,608	358,964,639

Distributions to shareholders from distributable earnings:
Institutional Class	(438,858,990)	(316,976,537)	(491,630,206)	(343,597,288)

Private Investment Class	(9,738,598)	(5,753,138)	(8,737,051)	(4,396,499)

Personal Investment Class	(3,312,891)	(1,091,648)	(207,870)	(87,553)

Cash Management Class	(8,499,805)	(5,455,079)	(7,669,515)	(3,514,488)

Reserve Class	(3,008,307)	(1,727,217)	(3,929,202)	(1,593,154)

Resource Class	(13,201,572)	(6,151,737)	(4,570,537)	(3,257,378)

Corporate Class	(8,191,311)	(6,226,487)	(1,727,253)	(2,180,259)

Total distributions from distributable earnings	(484,811,474)	(343,381,843)	(518,471,634)	(358,626,619)

Share transactions-net:
Institutional Class	(1,514,751,400)	(2,572,323,178)	7,673,132,994	(5,361,767,419)

Private Investment Class	(11,707,755)	(57,087,888)	106,832,736	(84,746,276)

Personal Investment Class	242,362,528	(22,360,529)	7,670,768	(12,808,614)

Cash Management Class	(50,068,678)	(32,654,595)	31,650,960	164,319,452

Reserve Class	61,097,539	(22,210,837)	88,155,960	38,672,367

Resource Class	107,165,894	48,590,008	(51,677,589)	(109,853,171)

Corporate Class	(38,240,138)	(140,464,356)	(105,927,589)	(178,162,120)

Net increase (decrease) in net assets resulting from share transactions	(1,204,142,010)	(2,798,511,375)	7,749,838,240	(5,544,345,781)

Net increase (decrease) in net assets	(1,203,937,212)	(2,798,212,078)	7,750,063,214	(5,544,007,761)

Net assets:
Beginning of year	22,535,576,801	25,333,788,879	23,685,587,439	29,229,595,200

End of year	$21,331,639,589	$ 22,535,576,801	$ 31,435,650,653	$ 23,685,587,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Short-Term Investments Trust

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2019 and 2018
	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2019	2018	2019	2018
Operations:
Net investment income	$ 25,841,669	$ 17,884,636	$ 2,660,015	$1,799,189

Net realized gain (loss)	17,726	28,696	-	(4,370)

Net increase in net assets resulting from operations	25,859,395	17,913,332	2,660,015	1,794,819

Distributions to shareholders from distributable earnings:
Institutional Class	(25,123,428)	(17,548,675)	(1,816,364)	(1,178,614)

Private Investment Class	(111,394)	(32,722)	(305,352)	(257,237)

Personal Investment Class	(3,844)	(1,848)	(2,466)	(2,800)

Cash Management Class	(41,719)	(30,650)	(395,402)	(244,208)

Reserve Class	(557,964)	(269,491)	(80,976)	(64,811)

Resource Class	(3,101)	(1,118)	(59,305)	(51,452)

Corporate Class	(219)	(132)	(150)	(67)

Total distributions from distributable earnings	(25,841,669)	(17,884,636)	(2,660,015)	(1,799,189)

Share transactions-net:
Institutional Class	(235,306,840)	(26,061,641)	33,374,672	16,846,975

Private Investment Class	3,398,983	2,860,154	(7,570,673)	709,862

Personal Investment Class	(283,153)	346,971	2,531,656	(1,995,739)

Cash Management Class	(1,270,980)	1,547,656	(4,585,853)	4,269,240

Reserve Class	21,314,012	(2,229,222)	5,850,867	492,985

Resource Class	38,286	1,077	(1,381,960)	(3,499,087)

Corporate Class	216	124	135	10,056

Net increase (decrease) in net assets resulting from share transactions	(212,109,476)	(23,534,881)	28,218,844	16,834,292

Net increase (decrease) in net assets	(212,091,750)	(23,506,185)	28,218,844	16,829,922

Net assets:
Beginning of year	1,323,482,446	1,346,988,631	204,278,429	187,448,507

End of year	$ 1,111,390,696	$1,323,482,446	$232,497,273	$204,278,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Short-Term Investments Trust

Financial Highlights
August 31, 2019      The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.
Reserve Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/19	$1.0004	$0.0150	$ 0.0000	$0.0150	$(0.0150)	$ -	$(0.0150)	$1.0004	1.51%	$ 303	1.05% (c)	1.09% (c)	1.50% (c)
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	(0.0078)	1.0004	0.80	418	0.99	1.10	0.92
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53	1.13	0.16
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	100,187	0.41	1.16	0.08
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	156,216	0.21	1.17	0.01
Invesco STIC Prime Portfolio
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	(0.0140)	1.0001	1.41	273	1.05 (c)	1.12 (c)	1.39 (c)
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	(0.0077)	1.0001	0.78	270	0.90	1.14	0.83
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	501	0.40	1.14	0.40
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	21,474	0.25	1.19	0.15
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.04	50,400	0.07	1.19	0.10
Invesco Treasury Portfolio
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.32	289,625	1.05 (c)	1.08 (c)	1.31 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.64	228,520	0.88	1.07	0.67
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	250,728	0.50	1.07	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	159,126	0.27	1.14	0.04
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	35,604	0.06	1.17	0.02
Invesco Government & Agency Portfolio
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	297,787	1.03 (c)	1.03 (c)	1.33 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.66	209,629	0.86	1.02	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	170,955	0.45	1.02	0.28
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	315,886	0.23	1.12	0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	307,529	0.08	1.13	0.02
Invesco Treasury Obligations Portfolio
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	54,711	1.05 (c)	1.08 (c)	1.28 (c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.65	33,396	0.88	1.08	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	35,625	0.40	1.09	0.26
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	36,641	0.18	1.34	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	5,876	0.00	1.33	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.52	20,002	1.07 (c)	1.22 (c)	0.51 (c)
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	14,151	0.77	1.25	0.44
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	13,658	0.43	1.24	0.33
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	21,535	0.15	1.29	0.07
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	21,775	0.03	1.31	0.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $391, $271, $229,522, $293,677, $43,390 and $15,965 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Short-Term Investments Trust

Notes to Financial Statements
August 31, 2019
NOTE 1—Significant Accounting Policies
Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.
Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).
Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.
“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.
Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.
The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.
A.	Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain
39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
40	Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
K.	Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.
For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:
	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%
For the year ended August 31, 2019, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:
Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):
	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.
In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will
41	Short-Term Investments Trust

terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
For the year ended August 31, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:
Expense Limitation
Invesco Liquid Assets Portfolio	$ 892,555
Invesco STIC Prime Portfolio	384,860
Invesco Treasury Portfolio	6,173,902
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	393,405
Invesco Tax-Free Cash Reserve Portfolio	309,836
Voluntary fee waivers for the year ended August 31, 2019 are shown below:
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Tax-Free Cash Reserve Portfolio	$-	$-	$-	$1,220	$-	$-
The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2019, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.
Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.
	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
42	Short-Term Investments Trust

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2019, each Fund engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 2,645,362	$ 10,006,986	$-
Invesco STIC Prime Portfolio	5,103,589	7,349,898	-
Invesco Tax-Free Cash Reserve Portfolio	216,932,239	207,964,153	-
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
NOTE 6—Cash Balances
The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2019 and 2018
	2019		2018
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income
Invesco Liquid Assets Portfolio	$ 54,795,839	$ -	$ 34,753,060
Invesco STIC Prime Portfolio	12,099,439	-	6,737,661
Invesco Treasury Portfolio	484,811,474	-	343,381,843
Invesco Government & Agency Portfolio	518,471,634	-	358,626,619
Invesco Treasury Obligations Portfolio	25,841,669	-	17,884,636
Invesco Tax-Free Cash Reserve Portfolio	-	2,660,015	1,799,189

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$ 3,649,902	$ -	$ -	$(3,478,446)	$614,555	$ -	$ 2,458,474,734	$ 2,459,260,745
Invesco STIC Prime Portfolio	1,719,450	-	-	(947,955)	44,280	-	654,140,847	654,956,622
Invesco Treasury Portfolio	2,630,106	198,121	-	(2,145,108)	-	-	21,330,956,470	21,331,639,589
Invesco Government & Agency Portfolio	1,230,816	31,693	-	(1,021,828)	-	-	31,435,409,972	31,435,650,653
Invesco Treasury Obligations Portfolio	97,434	-	-	(109,978)	(6,916)	(18,869)	1,111,429,025	1,111,390,696
Invesco Tax-Free Cash Reserve Portfolio	-	-	227,773	(332,727)	-	(19,092)	232,621,319	232,497,273
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have a capital loss carryforward as of August 31, 2019, as follows:
Fund	Not Subject to Expiration	Total*
Invesco Treasury Obligations Portfolio	$18,869	$18,869
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:
	At August 31, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,461,708,828	$663,077	$(48,522)	$614,555
Invesco STIC Prime Portfolio	655,819,481	44,280	-	44,280
Invesco Treasury Obligations Portfolio	1,210,687,514	-	(6,916)	(6,916)

*	For Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of distributions reclass and expired capital loss carryforward on August 31, 2019, amounts were reclassified between undistributed income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund.
44	Short-Term Investments Trust

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Liquid Assets Portfolio	$ 16,174	$ (16,174)	$ -
Invesco STIC Prime Portfolio	-	-	-
Invesco Treasury Portfolio	39,002	(39,002)	-
Invesco Government & Agency Portfolio	-	-	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	30,074	(30,074)
NOTE 10—Share Information
Invesco Liquid Assets Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	11,115,059,561	$ 11,118,203,826	11,428,619,333	$11,430,459,074
Private Investment Class	286,881	286,945	296,154	296,213
Cash Management Class	183,906,129	183,953,776	76,229,664	76,244,103
Reserve Class	8,652	8,654	29,385	29,391
Resource Class	5,100	5,102	185	185
Corporate Class	396,987	397,046	32,928,336	32,934,007
Issued as reinvestment of dividends:
Institutional Class	10,250,841	10,253,316	3,254,561	3,255,227
Private Investment Class	86,006	86,026	65,917	65,928
Personal Investment Class	15	15	10	10
Cash Management Class	175,461	175,508	78,582	78,596
Reserve Class	5,870	5,872	4,871	4,872
Resource Class	20,583	20,589	14,741	14,744
Corporate Class	24,289	24,294	108,271	108,285
Reacquired:
Institutional Class	(11,024,583,994)	(11,027,657,351)	(9,385,489,530)	(9,387,062,249)
Private Investment Class	(1,517,171)	(1,517,553)	(1,482,383)	(1,482,603)
Personal Investment Class	(999)	(999)	-	-
Cash Management Class	(180,975,556)	(181,024,536)	(77,866,227)	(77,880,652)
Reserve Class	(130,254)	(130,300)	(560,376)	(560,416)
Resource Class	(658,263)	(658,510)	(346,497)	(346,563)
Corporate Class	(2,019,990)	(2,020,536)	(40,592,273)	(40,597,778)
Net increase in share activity	100,340,148	$ 100,411,184	2,035,292,724	$ 2,035,560,374

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 77% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
45	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco STIC Prime Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,752,564,099	$ 1,752,564,558	1,391,467,414	$ 1,391,466,950
Private Investment Class	106,492	106,492	841,532	841,537
Cash Management Class	32,538	32,538	408,572	408,575
Reserve Class	342	342	5	5
Issued as reinvestment of dividends:
Institutional Class	7,389,194	7,389,194	3,411,844	3,411,791
Private Investment Class	25,796	25,796	19,003	19,002
Personal Investment Class	199	199	5,534	5,535
Cash Management Class	9,022	9,022	9,091	9,090
Reserve Class	3,751	3,751	2,835	2,835
Resource Class	2,606	2,606	2,358	2,359
Corporate Class	457	457	286	285
Reacquired:
Institutional Class	(1,632,583,978)	(1,632,584,885)	(1,294,068,817)	(1,294,064,676)
Private Investment Class	(374,081)	(374,082)	(1,115,941)	(1,115,941)
Personal Investment Class	(175,789)	(175,789)	(27)	(27)
Cash Management Class	(220,468)	(220,468)	(786,748)	(786,740)
Reserve Class	(377)	(377)	(233,896)	(233,896)
Resource Class	(65,248)	(65,248)	-	-
Net increase in share activity	126,714,555	$ 126,714,106	99,963,045	$ 99,966,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
46	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	187,978,433,067	$ 187,978,433,067	191,918,070,818	$ 191,918,070,818
Private Investment Class	1,261,646,363	1,261,646,363	1,373,550,349	1,373,550,349
Personal Investment Class	1,630,224,829	1,630,224,829	1,029,056,714	1,029,056,714
Cash Management Class	2,148,188,357	2,148,188,357	3,628,925,469	3,628,925,469
Reserve Class	847,847,187	847,847,187	716,399,473	716,399,473
Resource Class	883,852,393	883,852,393	778,758,603	778,758,603
Corporate Class	7,123,495,519	7,123,495,519	6,094,873,392	6,094,873,392
Issued as reinvestment of dividends:
Institutional Class	115,324,756	115,324,756	71,641,952	71,641,952
Private Investment Class	3,080,285	3,080,285	1,001,889	1,001,889
Personal Investment Class	2,964,198	2,964,198	1,002,329	1,002,329
Cash Management Class	8,004,739	8,004,739	4,359,519	4,359,519
Reserve Class	2,800,991	2,800,991	1,547,178	1,547,178
Resource Class	2,341,092	2,341,092	1,262,800	1,262,800
Corporate Class	6,377,933	6,377,933	4,316,947	4,316,947
Reacquired:
Institutional Class	(189,608,509,223)	(189,608,509,223)	(194,562,035,948)	(194,562,035,948)
Private Investment Class	(1,276,434,403)	(1,276,434,403)	(1,431,640,126)	(1,431,640,126)
Personal Investment Class	(1,390,826,499)	(1,390,826,499)	(1,052,419,572)	(1,052,419,572)
Cash Management Class	(2,206,261,774)	(2,206,261,774)	(3,665,939,583)	(3,665,939,583)
Reserve Class	(789,550,639)	(789,550,639)	(740,157,488)	(740,157,488)
Resource Class	(779,027,591)	(779,027,591)	(731,431,395)	(731,431,395)
Corporate Class	(7,168,113,590)	(7,168,113,590)	(6,239,654,695)	(6,239,654,695)
Net increase (decrease) in share activity	(1,204,142,010)	$ (1,204,142,010)	(2,798,511,375)	$ (2,798,511,375)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
47	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Government & Agency Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	201,304,629,047	$ 201,304,629,047	247,813,982,127	$ 247,813,982,127
Private Investment Class	2,057,789,705	2,057,789,705	1,691,041,762	1,691,041,762
Personal Investment Class	33,910,046	33,910,046	22,767,729	22,767,729
Cash Management Class	970,595,900	970,595,900	1,160,198,493	1,160,198,493
Reserve Class	1,378,739,399	1,378,739,399	912,998,598	912,998,598
Resource Class	2,554,982,650	2,554,982,650	2,889,383,856	2,889,383,856
Corporate Class	573,841,827	573,841,827	1,680,502,506	1,680,502,506
Issued as reinvestment of dividends:
Institutional Class	126,914,764	126,914,764	72,936,103	72,936,103
Private Investment Class	4,227,798	4,227,798	1,388,818	1,388,818
Personal Investment Class	168,914	168,914	49,917	49,917
Cash Management Class	5,327,428	5,327,428	2,379,887	2,379,887
Reserve Class	3,618,437	3,618,437	1,398,425	1,398,425
Resource Class	3,149,980	3,149,980	2,270,177	2,270,177
Corporate Class	346,829	346,829	346,270	346,270
Reacquired:
Institutional Class	(193,758,410,817)	(193,758,410,817)	(253,248,685,649)	(253,248,685,649)
Private Investment Class	(1,955,184,767)	(1,955,184,767)	(1,777,176,856)	(1,777,176,856)
Personal Investment Class	(26,408,192)	(26,408,192)	(35,626,260)	(35,626,260)
Cash Management Class	(944,272,368)	(944,272,368)	(998,258,928)	(998,258,928)
Reserve Class	(1,294,201,876)	(1,294,201,876)	(875,724,656)	(875,724,656)
Resource Class	(2,609,810,219)	(2,609,810,219)	(3,001,507,204)	(3,001,507,204)
Corporate Class	(680,116,245)	(680,116,245)	(1,859,010,896)	(1,859,010,896)
Net increase (decrease) in share activity	7,749,838,240	$ 7,749,838,240	(5,544,345,781)	$ (5,544,345,781)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
48	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Treasury Obligations Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	902,898,047	$ 902,898,047	1,111,333,157	$ 1,111,333,157
Private Investment Class	17,567,905	17,567,905	6,402,656	6,402,656
Personal Investment Class	1,755,557	1,755,557	2,424,596	2,424,596
Cash Management Class	1,001,917	1,001,917	3,404,184	3,404,184
Reserve Class	120,013,835	120,013,835	165,401,910	165,401,910
Resource Class	2,115,950	2,115,950	1,077	1,077
Issued as reinvestment of dividends:
Institutional Class	2,012,405	2,012,405	871,181	871,181
Private Investment Class	107,684	107,684	25,972	25,972
Personal Investment Class	2,574	2,574	657	657
Cash Management Class	41,719	41,719	26,644	26,644
Reserve Class	513,925	513,925	236,440	236,440
Resource Class	1,002	1,002	-	-
Corporate Class	216	216	124	124
Reacquired:
Institutional Class	(1,140,217,292)	(1,140,217,292)	(1,138,265,979)	(1,138,265,979)
Private Investment Class	(14,276,606)	(14,276,606)	(3,568,474)	(3,568,474)
Personal Investment Class	(2,041,284)	(2,041,284)	(2,078,282)	(2,078,282)
Cash Management Class	(2,314,616)	(2,314,616)	(1,883,172)	(1,883,172)
Reserve Class	(99,213,748)	(99,213,748)	(167,867,572)	(167,867,572)
Resource Class	(2,078,666)	(2,078,666)	-	-
Net increase (decrease) in share activity	(212,109,476)	$ (212,109,476)	(23,534,881)	$ (23,534,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 79% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
49	Short-Term Investments Trust

NOTE 10—Share Information—(continued)
Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity
	Years ended August 31,
	2019 (a)		2018
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	205,082,518	$ 205,082,518	145,257,757	$ 145,257,757
Private Investment Class	57,208,640	57,208,640	69,282,391	69,282,391
Personal Investment Class	5,818,771	5,818,771	10,389	10,389
Cash Management Class	49,844,196	49,844,196	18,777,674	18,777,674
Reserve Class	52,342,069	52,342,069	76,263,241	76,263,241
Resource Class	31,003,313	31,003,313	5,290,233	5,290,233
Corporate Class	110,000	110,000	10,000	10,000
Issued as reinvestment of dividends:
Institutional Class	919,230	919,230	530,228	530,228
Private Investment Class	281,127	281,127	222,751	222,751
Personal Investment Class	385	385	2,800	2,800
Cash Management Class	309,533	309,533	190,958	190,958
Reserve Class	79,513	79,513	59,800	59,800
Resource Class	51,611	51,611	48,820	48,820
Corporate Class	135	135	56	56
Reacquired:
Institutional Class	(172,627,076)	(172,627,076)	(128,941,010)	(128,941,010)
Private Investment Class	(65,060,440)	(65,060,440)	(68,795,280)	(68,795,280)
Personal Investment Class	(3,287,500)	(3,287,500)	(2,008,928)	(2,008,928)
Cash Management Class	(54,739,582)	(54,739,582)	(14,699,392)	(14,699,392)
Reserve Class	(46,570,715)	(46,570,715)	(75,830,056)	(75,830,056)
Resource Class	(32,436,884)	(32,436,884)	(8,838,140)	(8,838,140)
Corporate Class	(110,000)	(110,000)	-	-
Net increase in share activity	28,218,844	$ 28,218,844	16,834,292	$ 16,834,292

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Short-Term Investments Trust and Reserve Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the "Funds") as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
October 29, 2019
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
51	Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example
As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2019 through August 31, 2019.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Reserve Class	Beginning Account Value (03/01/19)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/19)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/19)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$ 1,007.80	$5.31	$ 1,019.91	$5.35	1.05%
Invesco STIC Prime Portfolio	1,000.00	1,007.20	5.31	1,019.91	5.35	1.05
Invesco Treasury Portfolio	1,000.00	1,006.80	5.31	1,019.91	5.35	1.05
Invesco Government & Agency Portfolio	1,000.00	1,007.00	5.21	1,020.01	5.24	1.03
Invesco Treasury Obligations Portfolio	1,000.00	1,006.70	5.31	1,019.91	5.35	1.05
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.60	5.40	1,019.81	5.45	1.07

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2019 through August 31, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The

Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was the same as the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Trustees

53                         Short-Term Investments Trust

also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated

54                         Short-Term Investments Trust

Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual

55                         Short-Term Investments Trust

management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

56                         Short-Term Investments Trust

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2019:
Federal and State Income Tax
	Long Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	0.00%	0.00%	0.00%	0.00%
Invesco STIC Prime Portfolio	-	0.00%	0.00%	0.00%	0.00%
Invesco Treasury Portfolio	-	0.00%	0.00%	54.04%	0.00%
Invesco Government & Agency Portfolio	-	0.00%	0.00%	39.05%	0.00%
Invesco Treasury Obligations Portfolio	-	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	100.00%
*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$-	80.36%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	99.99%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	99.96%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%
**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.
57	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			229	None
Philip A. Taylor[2] — 1954 Trustee	2006

Vice Chair, Invesco Ltd.; Trustee, The Invesco Funds

Formerly: Director, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			229	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of Invesco Ltd., ultimate parent of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	229	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	229	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown — 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	229	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non -profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	229	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	229	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	229	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman — 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management — Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management — Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	229	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. — 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	229	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Prema Mathai-Davis — 1950 Trustee	1998	Retired Co-Owner & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)	229	None
Joel W. Motley — 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank; Member of the Vestry of Trinity Wall Street; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			229	Director of Greenwall Foundation (bioethics research foundation); Member of Board and Investment Committee of The Greenwall Foundation; Director of Southern Africa Legal Services Foundation; Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	229	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	229	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	229	None
Robert C. Troccoli — 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver — Daniels College of Business; Senior Partner, KPMG LLP	229	None
Daniel S. Vandivort — 1954 Trustee	2019	Treasurer, Chairman of the Audit and Finance Committee, and Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds	229	Chairman and Lead Independent Director, Chairman of the Audit Committee, and Director, Board of Directors, Value Line Funds
James D. Vaughn — 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	229	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson — 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	229	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg — 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent)

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Assistant Treasurer, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-5                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-6                         Short-Term Investments Trust

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-7

ITEM 2.    CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Raymond Stickel, Jr. Robert C. Troccoli and James Vaughn. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Raymond Stickel, Jr. Robert C. Troccoli and James Vaughn are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the reporting period, PricewaterhouseCoopers LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that a PwC Director, a PwC Manager and a PwC Senior Associate each held financial interests in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, (or with respect to the PwC Senior Associate was not aware until after the investments were confirmed as SEC exceptions), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates (or with respect to the PwC Senior Associate, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Senior Associate), and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2019	Fees Billed for Services Rendered to the Registrant for fiscal year end 2018

Audit Fees	$161,482	$119,850
Audit-Related Fees	$0	$0
Tax Fees(1)	$98,730	$27,275
All Other Fees	$0	$0

Total Fees	$260,212	$147,125

(g) PwC billed the Registrant aggregate non-audit fees of $98,730 for the fiscal year ended 2019, and $27,275 for the fiscal year ended 2018, for non-audit services rendered to the Registrant.

(1)

Tax Fees for the fiscal year end August 31, 2019 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences. Tax Fees for fiscal year end August 31, 2018 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2018 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$690,000	$662,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$690,000	$662,000

(1)

Audit-Related Fees for the year end 2019 include fees billed related to reviewing controls at a service organization. Audit-Related Fees for the year end 2018 include fees billed related to reviewing controls at a service organization.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PwC billed Invesco and Invesco Affiliates aggregate non-audit fees of $3,901,000 for the fiscal year ended August 31, 2019, and $2,873,000 for the fiscal year ended August 31, 2018, for non-audit services rendered to Invesco and Invesco Affiliates.

PwC provided audit services to the Investment Company complex of approximately $34 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and

1 Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;
•	Human resources;
•	Broker-dealer, investment adviser, or investment banking services;
•	Legal services;
•	Expert services unrelated to the audit;
•	Any service or product provided for a contingent fee or a commission;
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
•	Tax services for persons in financial reporting oversight roles at the Fund; and
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
•	Financial information systems design and implementation;
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•	Actuarial services; and
•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 7, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 7, 2019